Acquisitions - Addoil Group - Additional Information (Details) - Addoil Group - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019
Business acquisition
Settlement of purchase consideration payable		$ 1,218
Maximum net revenue (loss) as a percent of consolidated net revenue (loss)	5.00%